Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share

	Half year ended 30.06.26	Half year ended 30.06.25
	£m	£m
Profit attributable to ordinary equity holders of the parent	4,191	3,523

	m	m
Basic weighted average number of shares in issue	13,645	14,262
Number of potential ordinary shares	435	513
Diluted weighted average number of shares	14,080	14,775

	p	p
Basic earnings per ordinary share	30.7	24.7
Diluted earnings per ordinary share	29.8	23.8